Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 10 - Commitments and Contingencies

A.           Commitments and Contingencies:

1.

The Company and its Israeli subsidiary, EasyPark, have entered into several research and development agreements, pursuant to which the Company and EasyPark received grants from the Government of Israel, and are therefore obligated to pay royalties to the Government of Israel at a rate of 3.5% of its sales up to the amounts granted (linked to the U.S. dollar with annual interest at LIBOR as of the date of approval, for programs approved from January 1, 1999 and thereafter).  The total amount of grants received until December 31, 2012, net of royalties paid, was approximately $4,000 (including accrued interest).

Royalties paid or accrued amounted to $250, $512 and $375 for the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to cost of revenues.

2.

The Company entered into a long term supply agreement with SMARTRAC under which SMARTRAC became the Company's exclusive supplier for wire-embedded and dual interface inlays, according to its needs, and its supplier for other products at defined terms and prices.  See also note 13.

3.

At our shareholders meetings dated March 16, 2012, the Company's shareholders approved the extension of the Company's employment agreement with  Mr. Oded Bashan,  until December 31, 2015. Mr. Oded Bashan's agreement shall be automatically extended or terminated by either party upon a six months' notice, where if either party terminates the employment prior to December 31, 2015, the Company shall be obligated to continue paying Mr. Oded Bashan contract benefits for the full term of the agreement. On December 23, 2012 Mr. Oded Bashan notified the company of his impending resignation. Mr. Oded Bashan is no longer providing essential services to the Company. Consequently, the Company recorded a provision based on the employment agreement in the amount of $2,272.  The Company is currently reviewing the legality and interpretation for the above mentioned terms of agreement.

4.

Mr. Ohad Bashan's agreement was amended at our board of director meetings dated May 24, 2012 and was extended until December 31, 2016. Mr. Ohad Bashan's agreement shall be automatically extended or terminated by either party upon a six months' notice, where if either party terminates the employment prior to December 31, 2016, the Company shall be obligated to continue paying Mr. Ohad Bashan contract benefits for the full term of the agreement. On December 23, 2012 Mr. Ohad Bashan notified the company of his impending resignation. Mr. Ohad Bashan is no longer providing services to the Company. Consequently, the Company recorded a provision based on the employment agreement in the amount of $2,447.  The Company is currently reviewing the legality and interpretation for the above mentioned terms of agreement.

5.	An additional provision of $133 was made for a third executive, who serves as a director, and whose employment was also terminated at the end of 2012.

B.           Leases

The Group operates from leased facilities in the United States, Israel, Poland, South Africa, China and France, leased for periods expiring in years 2013 through 2017.

Minimum future rentals of premises under non-cancelable operating lease agreements at rates in effect as of December 31, 2012 are as follows:

2013	$440
2014	300
2015	275
2016	240
2017	183

$1,438

Rent expenses amounted to $1,143, $625 and $554 for the years ended December 31, 2010, 2011 and 2012, respectively.

C.           Liens

The Company and certain subsidiaries have recorded floating charges on all of its tangible assets in favor of banks.

The Company's and certain subsidiaries' manufacturing facilities and certain equipment have been pledged as security in respect of a loan received from a bank.

The Company's short term deposits in the amount of $5,700 have been pledged as security in respect of guarantees granted to third parties, loans and credit lines received from a bank. Such deposits cannot be pledged to others or withdrawn without the consent of the bank.

D.           Guarantees

As of December 31, 2012, the Company granted guarantees to third parties including performance guarantees and guarantees to secure customers advances in the sum of $4,881. The expiration dates of the guarantees range from February 2013 to July 2015.

E.           Legal claims

On January 27, 2013, subsequent balance sheet date, a former employee of the Company (in this paragraph, the "Plaintiff"), filed a law suit against the Company in the District Labor Court in Tel Aviv in the amount of NIS 1,400 (approximately $375). The plaintiff alleges that the Company breached the employment agreement with him, and that the Company owes him commission payment for certain sales. At this early stage, the Company, based on legal advice, is unable to estimate the chances of the law suit.